Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands		12 Months Ended
		Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2019
Statement of Comprehensive Income [Abstract]
Net income	[1]	$ 688,374	$ 497,840	$ 479,446
Other comprehensive (loss) income, net of tax:
Net change in fair value of cash flow hedges	[2]	(5,063)	14,891	30,553
Net change in fair value of available-for-sale securities	[3]	(1,272)	(2)	1,592
Net actuarial gain (loss) on defined benefit plan	[4]	4,011	(680)	(1,961)
Other comprehensive (loss) income, net of tax		(2,324)	14,209	30,184
Comprehensive income		$ 686,050	$ 512,049	$ 509,630

[1]	In fiscal years 2021, 2020 and 2019, all of the Company’s net income is attributable to Amdocs Limited as the net income attributable to the Non-controlling interests is negligible.
[2]	Net of tax benefit (expense) of $3,369, $(2,371) and $(2,458) for the fiscal years ended September 30, 2021, 2020 and 2019, respectively.
[3]	Net of immaterial amount of tax benefit for the fiscal years ended September 30, 2021, 2020 and 2019.
[4]	Net of tax (expense) benefit of $(1,461), $(11) and $1,080 for the fiscal years ended September 30, 2021, 2020 and 2019, respectively.